Quarterly Report
November 30, 2023
MFS®  Blended Research®
International Equity Fund
BRX-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 1.0%
Rolls-Royce Holdings PLC (a)	466,488	$1,583,010
Thales S.A.	30,523	4,550,068
		$6,133,078
Airlines – 0.6%
Air Canada (a)(l)	302,213	$3,926,464
Alcoholic Beverages – 1.1%
Ambev S.A.	426,100	$1,185,138
Kirin Holdings Co. Ltd.	409,600	5,765,784
		$6,950,922
Apparel Manufacturers – 2.0%
Adidas AG	25,160	$5,262,075
Burberry Group PLC	72,005	1,330,361
Compagnie Financiere Richemont S.A.	49,661	6,192,739
		$12,785,175
Automotive – 2.6%
BYD Co. Ltd.	96,000	$2,580,876
DENSO Corp.	169,000	2,637,704
Kia Corp.	35,440	2,359,645
Mahindra & Mahindra Ltd.	274,426	5,422,294
Stellantis N.V.	147,360	3,192,310
		$16,192,829
Brokerage & Asset Managers – 1.7%
3i Group PLC	47,480	$1,337,885
Brookfield Corp.	69,360	2,446,346
Hong Kong Exchanges & Clearing Ltd.	33,800	1,199,463
iA Financial Corp., Inc.	42,216	2,818,963
IG Group Holdings PLC	357,607	3,087,991
		$10,890,648
Business Services – 1.6%
CGI, Inc. (a)	34,728	$3,531,024
Serco Group PLC	1,334,659	2,635,245
Tata Consultancy Services Ltd.	89,638	3,748,740
		$9,915,009
Chemicals – 0.9%
Nutrien Ltd.	73,076	$3,908,660
UPL Ltd.	234,045	1,601,532
		$5,510,192
Computer Software – 1.5%
Check Point Software Technologies Ltd. (a)	50,673	$7,398,258
Kingsoft Corp.	614,600	1,967,022
		$9,365,280
Computer Software - Systems – 6.0%
Amadeus IT Group S.A.	37,038	$2,532,644
Constellation Software, Inc.	3,115	7,316,732
Fujitsu Ltd.	31,100	4,430,271
Hitachi Ltd.	81,800	5,674,578
Hon Hai Precision Industry Co. Ltd.	2,318,000	7,531,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Lenovo Group Ltd.	1,210,000	$1,494,822
Samsung Electronics Co. Ltd.	161,996	9,141,037
		$38,121,358
Construction – 2.4%
Anhui Conch Cement Co. Ltd.	587,500	$1,374,867
CEMEX S.A.B. de C.V. (a)	2,577,549	1,791,232
Compagnie de Saint-Gobain S.A.	112,460	7,321,508
Heidelberg Materials AG	42,656	3,473,045
Midea Group Co. Ltd., “A”	210,200	1,523,094
		$15,483,746
Consumer Products – 0.6%
AmorePacific Corp.	17,621	$1,765,993
Reckitt Benckiser Group PLC	34,170	2,328,583
		$4,094,576
Containers – 0.8%
Brambles Ltd.	550,407	$4,851,509
Electrical Equipment – 2.9%
Legrand S.A.	36,110	$3,475,415
Mitsubishi Electric Corp.	519,300	7,036,785
Schneider Electric SE	41,566	7,629,146
		$18,141,346
Electronics – 5.8%
ASML Holding N.V.	21,306	$14,448,362
Novatek Microelectronics Corp.	143,000	2,339,085
NXP Semiconductors N.V.	11,713	2,390,389
Renesas Electronics Corp. (a)	311,200	5,464,786
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	126,720	12,331,123
		$36,973,745
Energy - Integrated – 5.9%
Cenovus Energy, Inc.	204,947	$3,635,414
Eni S.p.A.	601,267	9,927,145
LUKOIL PJSC (a)(u)	35,153	0
PetroChina Co. Ltd.	7,556,000	4,962,334
Petroleo Brasileiro S.A., ADR	340,527	5,199,847
Suncor Energy, Inc. (l)	142,997	4,714,754
TotalEnergies SE	136,064	9,221,063
		$37,660,557
Engineering - Construction – 0.5%
Doosan Bobcat, Inc.	81,729	$2,888,689
Food & Beverages – 1.7%
AVI Ltd.	417,030	$1,732,827
Ezaki Glico Co. Ltd.	122,900	3,381,284
Gruma S.A.B. de C.V.	166,941	3,093,817
Nestle S.A.	20,681	2,346,303
		$10,554,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 2.3%
Loblaw Cos. Ltd.	32,762	$2,824,831
Sugi Holdings Co. Ltd.	62,200	2,690,886
Tesco PLC	2,601,356	9,385,901
		$14,901,618
Gaming & Lodging – 1.2%
Aristocrat Leisure Ltd.	111,745	$2,996,983
Sands China Ltd. (a)	531,600	1,303,939
Whitbread PLC	88,325	3,446,645
		$7,747,567
General Merchandise – 0.8%
B&M European Value Retail S.A.	698,460	$5,057,835
Insurance – 5.1%
AUB Group Ltd.	74,899	$1,393,129
China Pacific Insurance Co. Ltd.	1,750,000	3,696,568
DB Insurance Co. Ltd.	50,612	3,283,513
Fairfax Financial Holdings Ltd.	2,124	1,952,321
Manulife Financial Corp.	466,154	9,131,046
Ping An Insurance Co. of China Ltd., “H”	881,000	4,060,272
Samsung Fire & Marine Insurance Co. Ltd.	30,644	6,175,592
Tokio Marine Holding, Inc.	109,700	2,699,215
		$32,391,656
Internet – 3.1%
Moneysupermarket.com Group PLC	897,217	$3,085,450
NetEase, Inc., ADR	55,870	6,340,128
Scout24 AG	18,170	1,265,795
Tencent Holdings Ltd.	212,200	8,883,208
		$19,574,581
Leisure & Toys – 0.8%
Sankyo Co. Ltd.	118,400	$5,101,438
Machinery & Tools – 2.6%
Finning International, Inc.	115,920	$2,948,082
GEA Group AG	70,148	2,574,729
OSG Corp.	227,700	2,827,436
Volvo Group	353,278	8,181,235
		$16,531,482
Major Banks – 8.5%
ABN AMRO Group N.V., GDR	436,857	$5,856,017
Bank of China Ltd.	4,412,000	1,621,041
Bank of Ireland Group PLC	353,627	3,306,490
BNP Paribas	129,780	8,160,914
Danske Bank A/S	99,310	2,569,518
DBS Group Holdings Ltd.	360,600	8,556,062
Erste Group Bank AG	89,229	3,604,339
National Australia Bank Ltd.	187,140	3,511,738
NatWest Group PLC	840,752	2,206,665
Nedbank Group Ltd.	221,331	2,510,208
OTP Bank PLC	33,195	1,379,995
UBS Group AG	178,000	5,006,441
UniCredit S.p.A.	206,215	5,608,261
		$53,897,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.1%
Fresenius Medical Care AG & Co. KGaA	62,276	$2,550,842
OdontoPrev S.A.	729,800	1,647,297
Sonic Healthcare Ltd.	141,035	2,718,319
		$6,916,458
Medical Equipment – 1.7%
Demant A.S. (a)	75,082	$3,183,666
Fisher & Paykel Healthcare Corp. Ltd.	151,291	2,194,967
Olympus Corp.	372,400	5,440,567
		$10,819,200
Metals & Mining – 3.8%
Fortescue Ltd.	103,330	$1,706,199
Glencore PLC	1,463,566	8,163,041
Rio Tinto PLC	119,096	8,117,540
Sojitz Corp.	150,400	3,340,532
Vale S.A.	186,000	2,790,728
		$24,118,040
Other Banks & Diversified Financials – 4.7%
Bangkok Bank Public Co. Ltd.	732,500	$3,123,445
China Construction Bank Corp.	8,598,000	4,975,223
Credicorp Ltd.	33,046	4,148,265
Emirates NBD PJSC	372,171	1,783,559
Hana Financial Group, Inc.	70,242	2,267,627
HDFC Bank Ltd.	65,451	1,223,413
Julius Baer Group Ltd.	62,593	3,162,172
KB Financial Group, Inc.	72,911	2,961,312
Macquarie Group Ltd.	36,833	4,114,238
Sberbank of Russia PJSC (a)(u)	715,224	0
Tisco Financial Group PCL	741,800	2,050,744
		$29,809,998
Pharmaceuticals – 6.1%
Bayer AG	134,448	$4,589,433
Chugai Pharmaceutical Co. Ltd.	140,800	4,955,446
Dr. Reddy's Laboratories Ltd.	34,999	2,429,192
Novo Nordisk A.S., “B”	26,308	2,671,653
Roche Holding AG	41,676	11,234,007
Sanofi	89,515	8,326,977
Santen Pharmaceutical Co. Ltd.	510,300	4,815,255
		$39,021,963
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	57,007	$7,837,187
Railroad & Shipping – 0.5%
Sankyu, Inc.	93,800	$3,188,036
Real Estate – 1.4%
Canadian Apartment Properties, REIT	88,211	$3,005,265
CapitaLand India Trusts IEU, REIT	1,959,464	1,508,745
Goodman Group, REIT	139,914	2,103,195
Nomura Real Estate Holdings	98,400	2,391,971
		$9,009,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.4%
Sodexo	69,195	$7,411,369
Wetherspoons (J.D.) PLC (a)	205,638	1,780,908
		$9,192,277
Specialty Chemicals – 2.2%
Linde PLC	17,253	$7,138,774
Nitto Denko Corp.	95,600	6,780,210
		$13,918,984
Specialty Stores – 2.3%
Alibaba Group Holding Ltd. (a)	686,600	$6,394,601
NEXT PLC	33,278	3,331,535
Vipshop Holdings Ltd., ADR (a)	113,107	1,813,105
Walmart de Mexico S.A.B. de C.V.	832,012	3,261,750
		$14,800,991
Telecommunications - Wireless – 2.2%
KDDI Corp.	300,800	$9,383,516
PT Telekom Indonesia	19,773,300	4,793,527
		$14,177,043
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	205,133	$3,007,681
Tobacco – 1.7%
British American Tobacco PLC	197,172	$6,252,862
Japan Tobacco, Inc.	168,400	4,317,337
		$10,570,199
Trucking – 0.9%
Yamato Holdings Co. Ltd.	327,100	$5,799,152
Utilities - Electric Power – 2.5%
CLP Holdings Ltd.	205,000	$1,594,325
E.ON SE	544,402	7,072,464
Iberdrola S.A.	594,143	7,337,095
		$16,003,884
Total Common Stocks		$623,833,489
Preferred Stocks – 0.7%
Metals & Mining – 0.7%
Gerdau S.A.	963,130	$4,275,534
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	3,156	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.46% (v)	4,468,848	$4,469,294
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37% (j)	3,376,863	$3,376,863

Other Assets, Less Liabilities – (0.1)%		(542,412)
Net Assets – 100.0%		$635,412,768
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,469,294 and $631,485,886, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$98,122,189	$—	$—	$98,122,189
United Kingdom	63,131,457	—	—	63,131,457
France	56,096,460	—	—	56,096,460
Canada	52,159,902	—	—	52,159,902
China	51,687,161	—	—	51,687,161
South Korea	30,843,408	—	—	30,843,408
Netherlands	28,141,566	—	—	28,141,566
Switzerland	27,941,662	—	—	27,941,662
Germany	26,788,383	—	—	26,788,383
Other Countries	191,146,091	2,050,744	0	193,196,835
Mutual Funds	7,846,157	—	—	7,846,157
Total	$633,904,436	$2,050,744	$0	$635,955,180
For further information regarding security characteristics, see the Portfolio of Investments.  At November 30, 2023, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2023.
(2) Securities Lending Collateral
At November 30, 2023, the value of securities loaned was $3,285,242. These loans were collateralized by cash of $3,376,863 and U.S. Treasury Obligations (held by the lending agent) of $37,888.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,449,765	$27,464,101	$29,444,496	$374	$(450)	$4,469,294
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$74,065	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2023, are as follows:
Japan	15.4%
United Kingdom	9.9%
France	8.8%
Canada	8.2%
China	8.1%
South Korea	4.9%
Netherlands	4.4%
Switzerland	4.4%
Germany	4.2%
Other Countries	31.7%

Supplemental Information (unaudited) – continued
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.